Biological assets	12 Months Ended
Jun. 30, 2022
Disclosure Of Biological Assets Explanatory Abstract
Biological assets

10. Biological assets

	2022	2021
Food cattle	9,711	11,727
Production cattle	57,906	34,585
Grain plantation	67,358	64,554
Cotton plantation	15,347	13,862
Sugarcane plantation	172,560	120,346
Total	322,882	245,074

Current	264,976	210,489
Noncurrent	57,906	34,585

The amounts of expenditures with plantation and tilling of crops are substantially represented by expenditures with the formation of harvest such as: seeds, fertilizers, pesticides, depreciation and labor cost used in the crops.

A 1% increase or decrease in the expected yield of sugarcane and grains/cotton would result in an increase or decrease in the biological asset value of R$2,789, while a 1% increase or decrease in the price of sugarcane and grains/cotton would result in an increase or decrease in the biological asset value of R$3,621.

The area (hectares) to be harvested corresponding to the biological assets is as follows:

	Planted area (Hectares)
	2022	2021
Grains	10,097	12,643
Cotton	2,113	732
Sugarcane	24,640	26,914
	36,850	40,289

Changes in agricultural activity

	Grains	Cotton	Sugarcane
At June 30,2020	20,749	13,724	72,043

Expenditures with plantation	260,502	14,978	-
Biological assets due to the acquisition of Bolivia	11,614	-	6,619
Expenditures with tilling	-	-	162,037
Fair value variation	344,761	30,051	142,302
Harvest of agricultural produce	(571,199)	(44,891)	(262,107)
Effect of conversion	(1,873)	-	(548)

At June 30, 2021	64,554	13,862	120,346

Expenditures with plantation	378,588	31,543	-
Expenditures with tilling	-	-	216,424
Fair value variation	313,957	7,122	227,717
Harvest of agricultural produce	(689,287)	(37,180)	(392,179)
Effect of conversion	(454)	-	252

At June 30, 2022	67,358	15,347	172,560

Changes in cattle raising activity

	Heads of cattle (in number)	Cattle
At June 30, 2020	15,064	34,481
Acquisition/birth costs	9,719	14,238
Handling costs	-	15,751
Sales	(9,685)	(26,781)
Deaths	(253)	(528)
Consumption	(40)	(101)
Effect of conversion	-	(982)
Change in fair value	-	10,234

At June 30, 2021	14,805	46,312
Acquisition/birth costs	15,100	38,142
Handling costs	-	13,397
Sales	(8,451)	(30,196)
Deaths	(229)	(609)
Consumption	(57)	(230)
Effect of conversion	-	(167)
Change in fair value	-	968

At June 30, 2022	21,168	67,617

Quantitative data about cattle raising activity, expressed in heads of cattle

	Consumable cattle	Production cattle	Total
At June 30, 2021	4,322	10,483	14,805
At June 30, 2022	3,154	18,014	21,168

Fair value hierarchy

	2022	2021
	Amount	Amount	Fair value
Sugarcane	172,560	120,346	Level 3
Cattle	67,617	46,312	Level 2
Grains	67,358	64,554	Level 3
Cotton	15,347	13,862	Level 3

The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2022, are as follows:

Description	Evaluation method	Significant non- observable inputs	Average discounted rate %	Variation of non-observable inputs	Increase in inputs	Decrease in inputs
Sugarcane	Discounted cash flow	- Yield	15.48	Yield: 86.02 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

		- TRS (Kg of sugar per ton of sugarcane)	15.48	Total recoverable sugar: TRS 115 to 145 per ton of cane	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.

Corn	Discounted cash flow	- Yield	15.48	Yield: 90.8 tons on average per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Cotton	Discounted cash flow	- Yield	15.48	Yield: 2.1 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Changes in fair value in the statement of income

	2022	2021	2020
Grains	313,957	344,761	84,435
Cotton	7,122	30,051	1,373
Sugarcane	227,717	142,302	75,861
Cattle	968	10,234	(1,298)
	549,764	527,348	160,371